Loss And Loss Adjustment Expense Reserves Incurred and Paid Claims Development with IBNR and Claim Counts (Details) $ in Millions	Dec. 31, 2022 USD ($) claim	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Claims Development [Line Items]
Liabilities for claims and claim adjustment expenses, net of reinsurance	$ 23,103.9	$ 19,734.9
Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	14,872.7
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	7,779.5
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	83.8
Liabilities for claims and claim adjustment expenses, net of reinsurance	7,177.0	5,381.1
Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,998.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,787.8
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	0.8
Liabilities for claims and claim adjustment expenses, net of reinsurance	211.2	163.5
Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	700.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	486.9
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	29.0
Liabilities for claims and claim adjustment expenses, net of reinsurance	242.5	229.8
Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6,255.6
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,420.3
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	4.4
Liabilities for claims and claim adjustment expenses, net of reinsurance	839.7	650.5
2013 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	79.4	78.9	$ 78.9	$ 78.9	$ 77.9	$ 81.6	$ 75.4	$ 65.3	$ 68.1	$ 66.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 4.3
Cumulative Number of Incurred Claim Counts | claim	8,981
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 72.9	71.7	70.8	68.9	66.9	61.9	55.6	43.6	30.6	$ 13.7
2014 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	70.4	70.9	70.7	69.4	70.7	70.5	68.3	70.0	74.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 3.5
Cumulative Number of Incurred Claim Counts | claim	9,226
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 65.0	64.2	61.1	59.0	56.9	51.1	44.3	33.9	$ 18.6
2015 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	44.6	45.1	44.8	47.0	48.3	46.1	45.4	51.2
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 3.5
Cumulative Number of Incurred Claim Counts | claim	9,525
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 37.8	37.1	36.1	33.9	30.9	26.5	18.1	$ 6.5
2016 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	40.0	40.1	40.2	41.5	41.0	43.3	51.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 3.0
Cumulative Number of Incurred Claim Counts | claim	7,647
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 35.0	33.8	32.7	30.6	27.0	20.9	$ 8.5
2017 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	48.0	46.2	48.8	51.1	54.6	62.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 4.6
Cumulative Number of Incurred Claim Counts | claim	17,675
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 39.7	36.9	34.5	30.8	24.4	$ 9.6
2018 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,966.0	1,971.4	1,976.2	1,913.7	1,880.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 6.1
Cumulative Number of Incurred Claim Counts | claim	119,869
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,818.0	1,666.8	1,392.3	979.9	401.4
2018 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	525.6	525.6	526.3	528.3	528.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	93,304
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 525.0	525.4	524.9	524.8	467.6
2018 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	76.5	77.0	76.7	81.3	81.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 7.6
Cumulative Number of Incurred Claim Counts | claim	15,440
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 61.7	56.7	49.5	39.6	17.6
2018 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	848.0	846.5	845.4	845.2	839.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 9.4
Cumulative Number of Incurred Claim Counts | claim	63,814
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 834.1	826.6	812.6	781.2	595.9
2019 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,434.4	2,426.3	2,370.9	2,301.1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 50.9
Cumulative Number of Incurred Claim Counts | claim	136,232
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,037.5	1,684.5	1,184.4	474.8
2019 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	625.9	626.6	628.3	633.1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (1.4)
Cumulative Number of Incurred Claim Counts | claim	99,494
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 625.3	624.8	625.1	561.1
2019 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	88.3	85.4	83.1	80.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 12.8
Cumulative Number of Incurred Claim Counts | claim	10,664
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 64.6	56.0	42.4	20.0
2019 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	965.8	962.8	965.2	971.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.6
Cumulative Number of Incurred Claim Counts | claim	73,056
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 959.3	950.5	930.4	708.0
2020 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,418.9	2,388.8	2,335.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 91.6
Cumulative Number of Incurred Claim Counts | claim	117,890
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,628.9	1,110.4	440.8
2020 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	622.0	624.9	631.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (1.6)
Cumulative Number of Incurred Claim Counts | claim	99,578
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 620.4	621.8	540.6
2020 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	81.9	80.7	75.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 17.7
Cumulative Number of Incurred Claim Counts | claim	9,437
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 52.2	38.6	15.8
2020 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,260.9	1,246.8	1,223.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 23.6
Cumulative Number of Incurred Claim Counts | claim	88,680
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,210.7	1,141.2	832.5
2021 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,527.3	3,446.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 268.2
Cumulative Number of Incurred Claim Counts | claim	155,226
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,545.9	573.6
2021 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	909.8	920.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (5.5)
Cumulative Number of Incurred Claim Counts | claim	121,853
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 903.1	764.2
2021 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	87.3	84.1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 30.6
Cumulative Number of Incurred Claim Counts | claim	9,264
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 39.6	16.9
2021 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,516.3	1,539.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 77.9
Cumulative Number of Incurred Claim Counts | claim	89,348
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,374.5	1,035.4
2022 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,526.1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 892.9
Cumulative Number of Incurred Claim Counts | claim	186,665
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 749.2
2022 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,314.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (13.8)
Cumulative Number of Incurred Claim Counts | claim	152,929
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,114.0
2022 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	84.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 43.0
Cumulative Number of Incurred Claim Counts | claim	6,974
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 18.4
2022 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,664.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 403.8
Cumulative Number of Incurred Claim Counts | claim	82,748
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,041.7
Agency Channel | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	30,464.5
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	23,765.7
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	92.4
Liabilities for claims and claim adjustment expenses, net of reinsurance	6,791.2	6,274.3
Agency Channel | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	19,464.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	19,202.2
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	(0.5)
Liabilities for claims and claim adjustment expenses, net of reinsurance	261.5	277.6
Agency Channel | 2018 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,180.2	5,238.7	5,192.7	5,182.1	5,141.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.4
Cumulative Number of Incurred Claim Counts | claim	856,575
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,084.1	4,940.6	4,635.0	4,028.7	2,378.0
Agency Channel | 2018 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,824.2	2,818.9	2,821.7	2,822.6	2,819.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (0.5)
Cumulative Number of Incurred Claim Counts | claim	1,695,512
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,821.2	2,819.5	2,819.9	2,827.4	2,769.1
Agency Channel | 2019 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,959.9	5,918.2	5,886.9	5,885.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 115.3
Cumulative Number of Incurred Claim Counts | claim	916,390
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,626.6	5,272.8	4,533.2	2,715.2
Agency Channel | 2019 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,259.0	3,261.1	3,254.7	3,277.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (9.8)
Cumulative Number of Incurred Claim Counts | claim	1,878,833
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,260.9	3,255.9	3,259.2	3,242.5
Agency Channel | 2020 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,385.7	5,405.4	5,433.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 135.8
Cumulative Number of Incurred Claim Counts | claim	756,738
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,796.8	4,112.2	2,383.0
Agency Channel | 2020 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,327.3	3,319.8	3,328.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (4.5)
Cumulative Number of Incurred Claim Counts | claim	1,784,348
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,323.0	3,322.5	3,250.1
Agency Channel | 2021 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6,861.8	6,716.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 327.1
Cumulative Number of Incurred Claim Counts | claim	882,143
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,239.4	2,855.4
Agency Channel | 2021 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,624.3	4,708.3
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (12.0)
Cumulative Number of Incurred Claim Counts | claim	2,103,531
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,620.9	4,438.1
Agency Channel | 2022 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	7,076.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 1,172.6
Cumulative Number of Incurred Claim Counts | claim	821,852
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,018.8
Agency Channel | 2022 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,429.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (254.6)
Cumulative Number of Incurred Claim Counts | claim	2,006,468
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,176.2
Direct Channel | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	30,918.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	23,802.0
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	70.8
Liabilities for claims and claim adjustment expenses, net of reinsurance	7,187.2	6,373.2
Direct Channel | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	22,881.7
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	22,600.6
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	3.6
Liabilities for claims and claim adjustment expenses, net of reinsurance	284.7	322.3
Direct Channel | 2018 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,003.2	5,052.5	5,003.2	4,980.9	4,904.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.5
Cumulative Number of Incurred Claim Counts | claim	871,247
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,919.5	4,787.7	4,481.7	3,863.5	2,235.1
Direct Channel | 2018 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,186.4	3,179.3	3,182.0	3,181.9	3,202.3
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.9
Cumulative Number of Incurred Claim Counts | claim	2,070,287
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,183.1	3,182.6	3,183.0	3,193.8	$ 3,170.0
Direct Channel | 2019 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,870.0	5,837.9	5,811.7	5,756.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 95.6
Cumulative Number of Incurred Claim Counts | claim	957,707
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,568.8	5,218.8	4,452.5	2,630.3
Direct Channel | 2019 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,747.9	3,749.6	3,737.8	3,787.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (9.8)
Cumulative Number of Incurred Claim Counts | claim	2,272,135
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,750.9	3,746.8	3,751.3	$ 3,782.6
Direct Channel | 2020 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,301.5	5,322.7	5,356.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 125.5
Cumulative Number of Incurred Claim Counts | claim	789,775
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,721.4	4,018.7	2,301.3
Direct Channel | 2020 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,765.9	3,753.3	3,775.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (6.8)
Cumulative Number of Incurred Claim Counts | claim	2,138,359
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,762.2	3,765.9	$ 3,720.0
Direct Channel | 2021 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	7,180.3	6,964.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 318.2
Cumulative Number of Incurred Claim Counts | claim	976,925
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,460.5	2,915.0
Direct Channel | 2021 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,568.2	5,752.3
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (30.1)
Cumulative Number of Incurred Claim Counts | claim	2,600,641
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,578.7	$ 5,421.9
Direct Channel | 2022 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	7,563.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 1,173.0
Cumulative Number of Incurred Claim Counts | claim	951,894
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,131.8
Direct Channel | 2022 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6,613.3
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (398.9)
Cumulative Number of Incurred Claim Counts | claim	2,602,301
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 6,325.7